ORGANIZATION (Q2) (Details) $ in Thousands		6 Months Ended
	Apr. 13, 2023 USD ($) shares	Jun. 30, 2023 USD ($)
Disclosure of detailed information about business combination
Number of shares issued (in shares)	2,607,498
Exchange ratio	0.00858
Net payment related to Business Combination | $		$ 7,651
Class A ordinary shares
Disclosure of detailed information about business combination
Number of ordinary shares issued in exchange (in shares)	60,281,185
Number of shares issued (in shares)	4,384,796,703
Class V ordinary shares
Disclosure of detailed information about business combination
Number of ordinary shares issued in exchange (in shares)	48,399,922
Exchange ratio	0.00858
BSGA
Disclosure of detailed information about business combination
Exchange ratio	0.00858
Percentage of voting interest acquired	100.00%
Transaction-related costs | $	$ 8,000
Net payment related to Business Combination | $	7,700
Offset against cash and cash equivalents | $	$ 300
BSGA | Class A ordinary shares
Disclosure of detailed information about business combination
Number of ordinary shares issued in exchange (in shares)	1
Number of shares issued (in shares)	2,607,498